Taxes (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 635	$ 411
Current liabilities	656	1,400
Non-current liabilities	591	530
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets	634	405
Current liabilities	93	747
Non-current liabilities	591	530
Country Of Brazil [Member] | Income taxes [member]
IfrsStatementLineItems [Line Items]
Current assets	634	405
Current liabilities	35	698
Non-current liabilities	384	330
Country Of Brazil [Member] | Income Taxes Tax Settlement Programs [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	58	49
Non-current liabilities	207	200
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current assets	1	6
Current liabilities	$ 563	$ 653